Employee benefits liabilities - recognized in consolidated income statement (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Pension Plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost, net defined benefit liability (asset)	€ 45	€ 39	€ 91	€ 78
Administrative Expenses, Net Defined Benefit Liability (Asset)	20	20	41	40
Post-employment benefit expense, defined benefit plans	99	102	198	204
Pension Plans | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Interest expense (income), net defined benefit liability (asset)	198	239	396	476
Interest expense (income), net defined benefit liability (asset)	198	239	396	476
Pension Plans | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Interest expense (income), net defined benefit liability (asset)	(164)	(196)	(330)	(390)
Interest expense (income), net defined benefit liability (asset)	(164)	(196)	(330)	(390)
Postemployment Retirement Benefits
Disclosure of net defined benefit liability (asset) [line items]
Current service cost, net defined benefit liability (asset)	7	6	14	12
Administrative Expenses, Net Defined Benefit Liability (Asset)	0	0	0	0
Post-employment benefit expense, defined benefit plans	28	33	56	66
Postemployment Retirement Benefits | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Interest expense (income), net defined benefit liability (asset)	21	27	42	54
Interest expense (income), net defined benefit liability (asset)	21	27	42	54
Postemployment Retirement Benefits | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Interest expense (income), net defined benefit liability (asset)	0	0	0	0
Interest expense (income), net defined benefit liability (asset)	€ 0	€ 0	€ 0	€ 0